Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
The following tables present the Company’s stock-based compensation expense by award type and financial statement line for the years ended December 31, 2021, 2020 and 2019 (dollars in thousands):

	Years Ended December 31,
	2021	2020	2019
Equity-classified awards:
MIUs	$556	$556	$—
RSUs—employee (1)	2,949	—	—
RSUs—nonemployee (2)	12	—	—
PSUs—employee (1)	388	—	—

Total equity-classified awards	3,905	556	—

Total stock-based compensation	$3,905	$556	$—

(1)
Represents awards granted to employees, executive officers and directors of the Company. Nonemployee directors acting in their role as members of a board of directors are treated as employees if (a) those directors were elected by the Company’s shareholders and (b) the awards granted to nonemployee directors are for their services as directors but not for other services.

(2)	Represents awards granted to consultants of the Company.

	Years Ended December 31,
	2021	2020	2019
Cost of revenue	$500	$57	$—
Sales and marketing expense	865	113	—
General and administrative expense	1,169	273	—
Research and development expense	1,371	113	—

Total stock-based compensation	$3,905	$556	$—

As of December 31, 2021, unrecognized stock-based compensation expense related to nonvested awards by award type and their expected weighted-average recognition periods are summarized in the following table (dollars in thousands):

	Unrecognized Stock-based Compensation Expense	Weighted- average Recognition Period (1)
Equity-classified awards:
MIUs	$1,668	3.00 years
RSUs—employee	29,014	3.53 years
RSUs—nonemployee	115	3.47 years
PSUs—employee	10,097	10.43 years

Total equity-classified awards	40,894

Total unrecognized stock-based compensation	$40,894

(1)
The weighted-average recognition period is calculated as the sum of the weighted remaining period to recognize expense for nonvested awards divided by the sum of the shares that are expected to vest for all awards that have not vested or expired by the end of the reporting period. For awards that the straight-line method is used for expense recognition, the remaining recognition period is the amount of time between the end of the reporting period and the end of the entire award. For awards that the accelerated attribution method is used for expense recognition, the remaining recognition period is the amount of time between the end of the reporting period and the end of each separately vesting portion of the award.

2021 Equity Incentive Plan
The Compensation Committee of the Company approved 5,091,331 RSU and 1,611,875 PSU awards in the year ended December 31, 2021. As of December 31, 2021, 109,862 unvested RSUs were forfeited upon the grantee’s termination of service, and 4,981,469 RSUs and 1,611,875 PSUs were outstanding.
Restricted Stock Units
As of December 31, 2021, all RSUs granted to employees and nonemployees are classified as equity.
RSU activities for the year ended December 31, 2021 are summarized as follows (in thousands, except for per share data):

	Equity-classified RSUs - employee
	Number of Shares	Weighted- average Grant Date Fair Value (per share)	Weighted- average Remaining Contractual Term (1)
Outstanding at December 31, 2020	—	$—
Granted	5,072	6.44
Vested	—	—
Forfeited	(110)	6.33

Outstanding at December 31, 2021	4,962	$6.44	1.86 years

	Equity-classified RSUs - nonemployee
	Number of Shares	Weighted- average Grant Date Fair Value (per share)	Weighted- average Remaining Contractual Term (1)
Outstanding at December 31, 2020	—	$—
Granted	20	6.51
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2021	20	$6.51	1.69 years

(1)
The weighted-average remaining contractual term is calculated as the sum of the weighted amount of time between the reporting period end and the vest date divided by the sum of the shares that are outstanding, expected to vest or currently exercisable by the end of the reporting period.

Performance-Based Restricted Stock Units
As of December 31, 2021, all PSUs granted to employees are classified as equity.
As discussed in Note 2(x), the Company estimates the fair value of the PSUs at each measurement date by using a Monte Carlo simulation. The key inputs used in the Monte Carlo simulation are disclosed in the table below. The stock price is based on the closing price of the Company’s Class A common stock on Nasdaq as of the valuation date. The volatility input is estimated using the volatility of Company’s peer companies as well as the Company’s own implied volatility. The expected life of the PSUs 30 years and all PSUs are assumed to be fully vested at the end of year 30. The risk-free interest rate is based on the Thirty-year Constant Maturity Treasury Rate. The vesting hurdles are set forth in the PSU agreement.
The weighted average assumptions (weighted by relative grant date fair value) used to value PSUs during the periods presented are as follows:

December 31, 2021
Stock price	$6.13
Measurement period	30.00 years
Expected volatility	47.50%
Risk-free rate	1.89%
Vesting hurdle 1	$12.50
Vesting hurdle 2	$15.00
Vesting hurdle 3	$17.50
PSU activities for the year ended December 31, 2021 are summarized as follows (in thousands, except for per share data):

	Equity-classified PSUs - employee
	Number of Shares	Weighted- average Grant Date Fair Value (per share)	Weighted- average Remaining Contractual Term (1)
Outstanding at December 31, 2020	—	$—
Granted	1,612	6.50
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2021	1,612	$6.50	10.43 years

(1)
The weighted-average remaining contractual term is calculated as the sum of the weighted amount of time between the reporting period end and the vest date divided by the sum of the shares that are outstanding, expected to vest or currently exercisable by the end of the reporting period.

Management Incentive Units
As discussed in Note 2(x), stock-based compensation for MIUs is measured based on the grant date fair value of the award estimated by using a Monte Carlo simulation. Assumptions used in the Monte Carlo simulation are disclosed in the table below. The holding period is the expected period until a major liquidity event is expected to occur. The expected volatility assumption is based on the historical volatility of a peer group of publicly traded companies. The discount for lack of marketability is driven by (i) the assumed participation threshold as outlined in the agreements governing the MIUs and (ii) the assumed holding period of two years. The risk-free rate for the expected term of the awards is based on U.S. Treasury zero-coupon
issues at the time of grant.
The weighted average assumptions (weighted by relative grant date fair value) used to value MIUs during the periods presented are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Holding period	2.00 years	2.00 years	2.00 years
Volatility	45.0%	45.0%	45.0%
Discount for lack of marketability	28.0%	28.0%	28.0%
Risk-free rate	1.6%	1.6%	1.6%
MIU activities for the years ended December 31, 2021, 2020 and 2019 are summarized as follows (in thousands, except for per share data):

	Number of Shares	Weighted- average Grant Date Fair Value (per share)	Weighted- average Remaining Contractual Term (1)
Outstanding at December 31, 2018	—	$—
Granted	3,518	0.79
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2019	3,518	$0.79
Granted	—	—
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2020	3,518	$0.79
Granted	—	—
Vested	(704)	0.79
Forfeited	—	—

Outstanding at December 31, 2021	2,814	$0.79	1.50 years

(1)
The weighted-average remaining contractual term is calculated as the sum of the weighted amount of time between the reporting period end and the vest date divided by the sum of the shares that are outstanding, expected to vest or currently exercisable by the end of the reporting period.